Annual Total Returns- Vanguard Long-Term Investment-Grade Fund (Retail) [BarChart] - Retail - Vanguard Long-Term Investment-Grade Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	17.18%	11.66%	(5.87%)	18.17%	(2.21%)	7.82%	11.93%	(5.95%)	20.41%	15.36%